Item 405  - Michael Buchanan

WEA, PAI, EMD, DMO, WDI

Based solely on its review of the copies of such forms received by it, or written representations from certain reporting persons, the Fund believes that, during the fiscal year ended December 31, 2023, all such filing requirements were met with respect to the Fund, with the exception of initial statement of beneficial interest on Form 3 for Michael Buchanan, which was filed late due to an administrative oversight.